Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2011	Oct. 31, 2010	Jun. 20, 2011 Common Class A [Member]	Jun. 20, 2011 Common Stock, Class B, nonvoting [Member]
Entity Registrant Name	BROWN FORMAN CORP
Entity Central Index Key	0000014693
Document Type	10-K
Document Period End Date	Apr. 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 5,200,000,000
Entity Common Stock, Shares Outstanding			56,534,863	88,362,029